Accounts receivable - Summary of Accounts Receivable (Details) - USD ($) $ in Thousands	Sep. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Insurance receivables		$ 204	$ 870
Freight and time charter receivables		22	2,399
Other receivables		786	2,684
Accounts receivable		69,718	65,458
Navig8 Group Pools [Member]
Disclosure of transactions between related parties [line items]
Freight and time charter receivables		17	14,625
Other related parties [member]
Disclosure of transactions between related parties [line items]
Related party receivables		68,689	44,880
Other related parties [member] | Scorpio MR Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables		33,288	27,720
Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables		24,563	7,026
Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables		4,559	6,037
Other related parties [member] | Scorpio LR1 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables		3,705	3,002
Other related parties [member] | Scorpio Aframax Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables		63	1,095
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member]
Disclosure of transactions between related parties [line items]
Related party receivables		$ 2,511	$ 0
Commission on gross revenue, per charter fixture	0.85%